SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES - Details of the borrowings (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Total financial liabilities, net		$ 23,674,154	$ 13,056,121	$ 8,604,359
Short-term financial liabilities, net	$ 6,104,317	7,293,982	5,643,514	8,604,359
Long-term financial liabilities, net	$ 21,457,468	$ 16,380,172	7,412,607
Convertible debts of which principal and accumulated interest expenses, net
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		4.00%
Total financial liabilities, net				$ 8,604,359
Short-term loan, net
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		15.70%
Total financial liabilities, net		$ 298,838
Prefunded convertible note, long term, one
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		20.00%
Total financial liabilities, net		$ 2,151,128
Prefunded convertible note, long term, two
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		20.00%
Total financial liabilities, net		$ 3,136,796
Prefunded convertible note, long term, three
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		20.00%
Total financial liabilities, net		$ 5,115,616
Term loan, net, one
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		10.25%
Total financial liabilities, net		$ 1,731,730	3,332,340
Term loan, net, two
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		10.25%
Total financial liabilities, net		$ 6,521,082	$ 9,723,781
Term loan, net, three
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		10.25%
Total financial liabilities, net		$ 1,947,063
Term loan, net, four
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Contractual interest rate %		10.25%
Total financial liabilities, net		$ 2,771,901